Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
14	Leases

When entering into a contract, the Company assesses whether the contract is or contains a lease. The contract is or contains a lease if it transfers the right to control the use of the identified assets for a specified period in exchange for consideration.

The Company evaluates its lease agreements in order to identify lease terms for a right of use, using the exemptions provided for contracts with a term of less than twelve months and an individual asset value below US$5 thousand.

The contracts are then recorded when the lease begins, as a lease liability against a right-of-use asset, both at the present value of minimum lease payments, using the interest rate implicit in the contract, if applicable, or an incremental borrowing rate considering loans obtained by the Company.

The lease term used in the measurement corresponds to the term that the lessee is reasonably certain of exercising the option to extend the lease or not exercise the option to terminate the lease.

14.1	Right of use

Right-of-use assets are amortized over the lease term. Capitalizations for improvements and renovations carried out in stores are amortized over their estimated useful life or the expected term of use of the asset, limited if there is evidence that the lease will not be extended. Below, we present the average annual amortization rate of the right-of-use assets are shown below:

14.1.1	Breakdown and composition of right of use

									+
	As of 12/31/2023	Additions	Remeasurement	Write- offs	Amortization	Transters and others	As of 12/31/2024		Historical cost	Accumulated amortization
Buildings	8,203	225	495	(21)	(557)	(5)	8,340		10,535	(2,195)
Equipment	3	-	44	-	(5)	1	43	=	88	(45)
Assets and rights	16	-	1	-	(1)	(1)	15		29	(14)
	8,222	225	540	(21)	(563)	(5)	8,398		10,652	(2,254)

									+
	As of 12/31/2022	Additions (i)	Remeasurement	Write- offs (i)	Amortization	Transters and others	As of 12/31/2023		Historical cost	Accumulated amortization
Buildings	7,593	2,669	296	(1,824)	(500)	(31)	8,203		9,879	(1,676)
Equipment	8	-	-	-	(5)	-	3	=	51	(48)
Assets and rights	18	-	1	-	(3)	-	16		29	(13)
	7,619	2,669	297	(1,824)	(508)	(31)	8,222		9,959	(1,737)

									+
	As of 12/31/2021	Additions	Remeasurement	Write- offs	Amortization	Transters and others	As of 12/31/2022		Historical cost	Accumulated amortization
Buildings	3,604	3,810	695	(70)	(351)	(95)	7,593		8,924	(1,331)
Equipment	16	-	-	-	(6)	(2)	8	=	57	(49)
Assets and rights	19	-	1	-	(2)	-	18		29	(11)
	3,639	3,810	696	(70)	(359)	(97)	7,619		9,010	(1,391)

(i)	As disclosed in note 1.3, on June 23, 2023, Casino, through its subsidiaries Wilkes, GIBV and Segisor, sold its common shares, changing the Company’s shareholding structure. Due to the change in the shareholding structure, some rental agreements were renegotiated, resulting in a net increase of R$476 in the lease. Management, based on IFRS 16 - Leases, assessed and concluded this transaction as the termination of the previous agreement and the recognition of a new agreement, maturing in 2045, due to the substantial change in scope, which mainly includes the modification of the leased assets and change in contract amounts. In the year ended December 31, 2023, the renegotiation process was concluded.
14.2	Lease obligations

The Company leases equipment and commercial spaces, including stores and distribution centers, under cancellable and non-cancellable lease agreements. The terms of the contracts vary between 5 and 25 years.

The payments made are segregated between financial charges and reduction of the lease liability to obtain a constant interest rate in the liability balance. Financial charges are recognized as financial expenses for the year.

14.2.1	Minimum future payments

Lease liabilities totaled R$9,644 as of December 31, 2024 (R$9,184 as of December 31, 2023). The minimum future payments, by leases term and with the fair value of minimum lease payments, are as follows:

	As of December 31,
	2024	2023
Lease liabilities - minimum payments
Less than 1 year	412	532
From 1 to 5 years	1,569	1,702
More than 5 years	7,663	6,950
Present value of lease liabilities	9,644	9,184

Current	412	532
Non-current	9,232	8,652

Future financing charges	13,182	13,164
Future lease payments	22,826	22,348
PIS and COFINS embedded in the present value of lease agreements	430	558
PIS and COFINS embedded in the gross value of lease agreements	1,018	1,359

Lease liabilities interest expense is stated in note 24. The incremental borrowing used to calculate lease liabilities was 12.28% in the fiscal year ended December 31, 2024 (12.12% as of December 31, 2023).

14.2.2	Lease liability rollforward

Amounts
As of December 31, 2021	4,051
Addition – Lease	3,810
Remeasurement	696
Interest provision	781
Principal amortizations	(126)
Interest amortizations	(772)
Write-off due to early termination of agreement	(80)
As of December 31, 2022	8,360
Addition – Lease (i)	2,669
Remeasurement	297
Interest provision	1,004
Principal amortizations	(262)
Interest amortizations	(977)
Write-off due to early termination of agreement (i)	(1,907)
As of December 31, 2023	9,184
Addition – Lease	225
Remeasurement	540
Interest provision	1,069
Principal amortizations	(289)
Interest amortizations	(1,060)
Write-off due to early termination of agreement	(25)
As of December 31, 2024	9,644

(i)	The variation for the year mainly refers to the renegotiation of rental contracts as disclosed in note 14.1.1.

14.3	Result on variable rentals and subleases

Leases in which the Company does not substantially transfer all the risks and benefits of ownership of the asset are classified as operating leases. The initial direct costs of negotiating operating leases are added to the carrying amount of the leased asset and recognized over the term of the contract, on the same basis as rental income.

Variable rents are recognized as expenses in the year in which they are incurred.

	As of December 31,
	2024	2023	2022
(Expenses) revenues for the year:
Variables (1% to 2% of sales)	(15)	(21)	(31)
Subleases (*)	110	93	55

(*)	Refers mainly to revenue from lease agreements receivable from commercial galleries.